INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Schedule Of Inventories
SCHEDULE OF INVENTORIES
	2024	2023
	USD	USD

Raw materials	80,893	549,541
Work in progress	382,982	372,190
Finished goods	5,652,593	7,307,695
Spare parts for production	310,759	309,387
Total	6,427,227	8,538,813